Debt and Capital Structure - Schedule of Net Debt to Adjusted Funds Flow (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024
Borrowings [abstract]
Net Debt	$ 5,255		$ 5,255		$ 5,255	$ 4,614
Cash From (Used in) Operating Activities	2,131	$ 2,474	5,820	$ 7,206	7,849	9,235
Settlement of Decommissioning Liabilities	(94)	(74)	(198)	(170)	(262)	(234)
Net Change in Non-Cash Working Capital	$ (241)	$ 588	$ (179)	$ 813	313	1,305
Adjusted funds flow					$ 7,798	$ 8,164
Net Debt to Adjusted Funds Flow (times)					70.00%	60.00%